Segment Information - Schedule of Segment Disclosure (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Console game, hardware, and accessories [Member]
Schedule of Segment Disclosure [Line Items]
Revenues		$ 95,762,642	$ 49,068,947
Revenues, a related party		214	675
Total Revenues		95,762,856	49,069,622
Cost of revenues		80,845,248	35,573,212
Cost of revenues, related parties		5,318,374	7,154,918
Total Cost of revenues		86,163,622	42,728,130
Segment gross profits		9,599,234	6,341,492
Advertising and marketing expenses		1,198,029	410,956
Amortization and depreciation		821,012	772,385
Provision for (recovery from) credit loss		158,147	41,437
Other operating expenses	[1]	1,694,931	1,143,428
Professional fee		1,604,819	288,124
R&D Expense		15,517	82,251
Rent		570,062	331,380
Salary expenses		4,977,793	2,044,229
Other income (expense), net		(897,763)	(60,518)
Interest expenses		902,100	356,825
Segment profit (loss)		(1,445,413)	930,995
Game publishing [Member]
Schedule of Segment Disclosure [Line Items]
Revenues		2,001,901	917,479
Revenues, a related party
Total Revenues		2,001,901	917,479
Cost of revenues		1,282,544	684,378
Cost of revenues, related parties
Total Cost of revenues		1,282,544	684,378
Segment gross profits		719,357	233,101
Advertising and marketing expenses		835,093	82,936
Amortization and depreciation		597
Provision for (recovery from) credit loss		35,333	(206,037)
Other operating expenses	[1]	77,826	19,687
Professional fee		312,860	1,211
R&D Expense
Rent
Salary expenses		812,737	574,236
Other income (expense), net		815	(18,836)
Interest expenses		82,544
Segment profit (loss)		(1,438,448)	(220,096)
Advertising service [Member]
Schedule of Segment Disclosure [Line Items]
Revenues		554,123	820,411
Revenues, a related party
Total Revenues		554,123	820,411
Cost of revenues		417,952	381,830
Cost of revenues, related parties		760	153,902
Total Cost of revenues		418,712	535,732
Segment gross profits		135,411	284,679
Advertising and marketing expenses		173,942	217,039
Amortization and depreciation		7,766	17,542
Provision for (recovery from) credit loss		19,937	(38,669)
Other operating expenses	[1]	43,472	110,986
Professional fee		5,115	59,278
R&D Expense
Rent		102,891	115,870
Salary expenses		323,348	504,869
Other income (expense), net		(2,698)	(74,112)
Interest expenses		2,693	2,800
Segment profit (loss)		(541,055)	(630,924)
Other [Member]
Schedule of Segment Disclosure [Line Items]
Revenues		478,999	129,667
Revenues, a related party
Total Revenues		478,999	129,667
Cost of revenues		105,415	24,056
Cost of revenues, related parties
Total Cost of revenues		105,415	24,056
Segment gross profits		373,584	105,611
Advertising and marketing expenses		11,964	1,104
Amortization and depreciation		3,783	4,618
Provision for (recovery from) credit loss
Other operating expenses	[1]	167,225	21,323
Professional fee		2,407
R&D Expense
Rent		11,897	7,136
Salary expenses		115,682	73,209
Other income (expense), net		4,489	(8,415)
Interest expenses
Segment profit (loss)		56,137	6,636
Reportable Subsegments [Member]
Schedule of Segment Disclosure [Line Items]
Revenues		98,797,665	50,936,504
Revenues, a related party		214	675
Total Revenues		98,797,879	50,937,179
Elimination of intersegment revenues		(74,758)	(31,474)
Total consolidated revenues		98,723,121	50,905,705
Cost of revenues		82,651,159	36,663,476
Cost of revenues, related parties		5,319,134	7,308,820
Total Cost of revenues		87,970,293	43,972,296
Elimination of intersegment cost of revenues		(86,426)	(83,983)
Total consolidated cost of revenues		87,883,867	43,888,313
Segment gross profits		10,827,586	6,964,883
Advertising and marketing expenses		180,025
Amortization and depreciation		6,987
Other operating expenses		328,010	12,748
Professional fee		2,496,230	1,254,911
Rent		97,343
Salary expenses		252,205	150,000
Other income (expense), net		(344,783)	(195,038)
Interest expenses		531,858
Change in fair value of investment in convertible notes		82,796
Change in fair value of derivative asset and liabilities		(1,135,647)
Change in fair value of contingent consideration for acquisition		(78,906)	(270,615)
Elimination of intersegment profit		(11,668)	(52,509)
Loss before income taxes		(5,773,230)	(812,886)
Segment profit (loss)		$ (3,368,779)	$ 86,611

[1]	Other operating expenses primarily consist of office, entertainment, travel, and other costs incurred in connection with the Company’s business operations.